UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadion Money Management, Inc.
Address:  1061 Cliff Dawson Rd
          Watkinsville, GA 30677

Form 13F File Number:  28-11320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Isaac
Title:    Chief Compliance Officer
Phone:    (800) 222-7636

Signature, Place, and Date of Signing:

   /s/ Michael Isaac          Watkinsville, Georgia        February 8, 2012
   -----------------          ---------------------        ----------------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           20
                                         -----------

Form 13F Information Table Value Total:  $   346,652
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  ----------------  ---------  --------  -------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   ---------------------
       NAME OF ISSUER              CLASS          CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------  ----------------  ---------  --------  --------  ---  ----  ----------  -------- --------- ------ ----
VANGUARD BD INDEX FD INC      LONG TERM BOND    921937793     1,432    15,565  SH         SOLE                    15,565
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937835     7,376    88,291  SH         SOLE                    88,291
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937827     1,161    14,365  SH         SOLE                    14,365
ISHARES TR                    BARCLYS INTER CR  464288638       787     7,342  SH         SOLE                     7,342
WISDOMTREE TRUST              DIV EX-FINL FD    97717W406     6,433   123,706  SH         SOLE                   123,706
ISHARES TR                    MSCI EAFE Index   464287465    58,726  1,185,65  SH         SOLE                 1,185,658
ISHARES TR                    HGH DIV EQT FD    46429B663     9,772   176,081  SH         SOLE                   176,081
ISHARES TR                    Barclys 7-10 Yr   464287440     7,512    71,160  SH         SOLE                    71,160
ISHARES TR                    Barclys 3-7 YR    464288661     4,623    37,880  SH         SOLE                    37,880
ISHARES TR                    S&P SMLCAP 600    464287804    42,383   620,537  SH         SOLE                   620,537
ISHARES TR                    S&P 500 Index     464287200   180,285  1,431,28  SH         SOLE                 1,431,285
ISHARES TR                    Barclys MBS BD    464288588     1,410    13,045  SH         SOLE                    13,045
SPDR S&P MIDCAP 400 ETF TR    UTSER1 S&PDCRP    78467Y107       872     5,466  SH         SOLE                     5,466
ISHARES TR                    BARCLYS SH TREA   464288679    12,860   116,665  SH         SOLE                   116,665
ISHARES TR                    Barclys 1-3 Yr    464287457       999    11,822  SH         SOLE                    11,822
VANGUARD SCOTTSDALE FDS       LG-TERM COR BD    92206C813       257     2,970  SH         SOLE                     2,970
WISDOMTREE TRUST              FUTRE STRAT FD    97717W125     6,206   137,208  SH         SOLE                   137,208
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886     3,252    90,382  SH         SOLE                    90,382
SPDR S&P 500 ETF TR           TR UNIT           78462F103       111    14,000  SH   PUT   SOLE                    14,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103       196    10,000  SH   CALL  SOLE